TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating losses carryforward and tax credits	$ 16,809	$ 19,351
Share based payments	8,958	8,808
Research and development costs	3,562	11,939
Reserves, allowances and other	5,272	10,013
Deferred tax assets before valuation allowance	34,601	50,111
Valuation allowance	(7,347)	(7,981)
Deferred tax assets	27,254	42,130
Deferred tax liabilities:
Acquired intangibles	(28,164)	(37,453)
Deferred tax assets (liabilities), net	(910)	4,677
Long-term deferred tax assets	14,130	18,853
Long-term deferred tax liabilities	$ (15,040)	$ (14,176)